SEGMENT DISCLOSURES	12 Months Ended
Dec. 31, 2023
SEGMENT DISCLOSURES
SEGMENT DISCLOSURES

NOTE 20 - SEGMENT DISCLOSURES

The Corporation operates in one reportable segment, which is the Corporation’s strategic business unit -the research and development of products for the aging population.

Information regarding the geographic reportable segment is as follows:

In Thousands of US Dollars
Description	Canada	United States	Europe
Revenues
2023	$-	$-	$-
2022	$-	$-	$-
2021	$-	$-	$-
Property and equipment
December 31, 2023	$2	$-	$-
December 31, 2022	$5	$5	$-
December 31, 2021	$10	$12	$-

Revenues are attributed to geographic locations based on location of customers. Property and equipment is attributed to geographic locations based on its physical location.